Document and Entity Information	Aug. 12, 2020
Cover [Abstract]
Entity Registrant Name	EBIX INC
Amendment Flag	false
Entity Central Index Key	0000814549
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Aug. 12, 2020
Entity Incorporation State Country Code	DE
Entity File Number	0-15946
Entity Tax Identification Number	77-0021975
Entity Address, Address Line One	1 Ebix Way
Entity Address, City or Town	Johns Creek
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30097
City Area Code	(678)
Local Phone Number	281-2020
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.10 par value per share
Trading Symbol	EBIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false